Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000024768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	0.82%	(0.59%)	2.79%
C000024770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	3.61%	(0.47%)	2.62%
C000024771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	3.48%	0.15%	3.17%
C000062220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000173769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024768
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	0.33%	3.27%
Without Sales Load [Member] | C000024770
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%	(0.47%)	2.62%
Without Sales Load [Member] | C000024771
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%	0.35%	3.27%
Without Sales Load [Member] | C000062220
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	0.58%	3.52%
Without Sales Load [Member] | C000173769
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	0.62%	3.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	6.00%	0.08%	3.09%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.39%	1.26%	3.88%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.44%	(0.27%)	2.91%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	6.00%	0.08%	3.09%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.39%	1.26%	3.88%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.44%	(0.27%)	2.91%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	6.00%	0.08%	3.09%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.39%	1.26%	3.88%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.44%	(0.27%)	2.91%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	6.00%	0.08%	3.09%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.39%	1.26%	3.88%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.44%	(0.27%)	2.91%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	6.00%	0.08%	3.09%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.39%	1.26%	3.88%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.44%	(0.27%)	2.91%